UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     April 19, 2010
Report Type (Check only one.):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 95
Form 13F Information Table Value Total: $4,704

List of Other Included Managers:
{None}

FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
------------------------------------------	--------------------	------------	----------	-------------	--------	--------

Air Products & Chemicals Inc.	COM	009158106	83	1125	SH	Sole
Amerigas Partners LP	COM	030975106	85	2110	SH	Sole
Anadarko Petroleum Corp.	COM	032511107	84	1150	SH	Sole
Aptargroup, Inc	COM	038336103	59	1490	SH	Sole
Automatic Data Processing Inc.	COM	053015103	80	1790	SH	Sole
B & G Foods Inc.	COM	05508R106	9	840	SH	Sole
Bemis Co. Inc.	COM	081437105	84	2915	SH	Sole
Brady Corp.	COM	104674106	62	1980	SH	Sole
Brandywine Realty Trust 7.5 Pfd C	PFD	105368401	8	350	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	100	1670	SH	Sole
C.R. Bard Inc.	COM	067383109	76	875	SH	Sole
CBL & Associates Inc. 7.75 Pfd C	PFD	124830506	8	350	SH	Sole
Cedar Shopping Centers 8.875 Pfd A	PFD	150602308	8	325	SH	Sole
Church & Dwight Co., Inc.	COM	171340102	58	860	SH	Sole
Clorox Co.	COM	189054109	75	1175	SH	Sole
Colgate-Palmolive Co.	COM	194162103	91	1065	SH	Sole
Cominar REIT	COM	199910100	18	960	SH	Sole
Corn Products International Inc.	COM	219023108	63	1805	SH	Sole
Corporate Office Prop. Trust 7.5 Pfd H	PFD	22002T603	8	325	SH	Sole
DPL, Inc.	COM	233293109	84	3105	SH	Sole
Digital Realty 7.875 Pfd B	PFD	253868301	7	300	SH	Sole
Ecolab, Inc.	COM	278865100	81	1850	SH	Sole
Emerson Electric Co.	COM	291011104	103	2055	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	94	2730	SH	Sole
Exxon Mobil Corp.	COM	30231G102	72	1075	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	74	3230	SH	Sole
First Industrial Realty Trust 7.25 Pfd J	PFD	32054K798	9	450	SH	Sole
Fiserv Inc.	COM	337738108	84	1645	SH	Sole
GMX Resources Inc. 9.25 Pfd B	PFD	38011M405	7	325	SH	Sole
General Mills Inc.	COM	370334104	94	1330	SH	Sole
Getty Realty Corp.	COM	374297109	66	2830	SH	Sole
Gladstone Commercial Corp. 7.75 Pfd A	PFD	376536207	9	375	SH	Sole
GlaxoSmithKline PLC	PFD	37733W105	58	1500	SH	Sole
Graco, Inc.	COM	384109104	79	2480	SH	Sole
Grainger, WW Inc.	COM	384802104	95	875	SH	Sole
Heineken NV ADR	ADR	423012202	9	350	SH	Sole
Highwood Properties 8 Pfd B	PFD	431284306	7	300	SH	Sole
Hormel Foods Corp.	COM	440452100	68	1610	SH	Sole
Huaneng Power ADR	ADR	443304100	17	720	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	95	1620	SH	Sole
Jacob Engineering Group	COM	469814107	88	1945	SH	Sole
Johnson & Johnson	COM	478160104	87	1330	SH	Sole
Kilroy Realty Corp. 7.8 Pfd E	PFD	49427F405	8	325	SH	Sole
Kimco Realty Corp. 7.75 Pfd G	PFD	49446R844	8	300	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	87	1330	SH	Sole
Liberty Property Trust	COM	531172104	68	2005	SH	Sole
Logitech International SA	COM	H50430232	58	3525	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	69	1955	SH	Sole
Marathon Oil Corp.	COM	565849106	59	1850	SH	Sole
McCormick & Co. Inc.	COM	579780206	80	2080	SH	Sole
McDonald's Corp.	COM	580135101	95	1425	SH	Sole
Mechel Open Joint Stock Co. ADR	ADR	583840103	7	250	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	88	810	SH	Sole
Mid-America Apartment Comm. Inc. 8.3 Pfd	PFD	59522J806 	10	375	SH	Sole
Monmouth Real Estate Investment Corp.	COM	609720107	13	1500	SH	Sole
National Grid PLC ADR	COM	636274300	77	1585	SH	Sole
Norfolk & Southern Corp.	COM	655844108	101	1810	SH	Sole
Novartis AG ADR	ADR	66987V109	78	1440	SH	Sole
Omnicom Group	COM	681919106	80	2060	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	89	1460	SH	Sole
PS Business Parks Inc. 7.375 Pfd O	PFD	69360J750	9	375	SH	Sole
Patriot Coal Corp.	COM	70336T104	103	5023	SH	Sole
Paychex, Inc.	COM	704326107	89	2895	SH	Sole
Peabody Energy Corp.	COM	704549104	105	2305	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	61	2595	SH	Sole
PetroChina Ltd. ADS	ADR	71646E100	15	130	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	96	1690	SH	Sole
Praxair, Inc.	COM	74005P104	71	850	SH	Sole
Primaris Retail REIT	COM	74157U950	17	1000	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	72	1765	SH	Sole
Realty Income Corp.	COM	756109104	70	2265	SH	Sole
Realty Income Corp. 6.75 Pfd E	PFD	756109708	7	300	SH	Sole
Sasol Ltd. ADR	ADR	803866300	10	250	SH	Sole
Saul Centers 8 Pfd A	PFD	804395200	8	325	SH	Sole
Schneider Electric SA	COM	483410007	18	150	SH	Sole
Sherwin-Williams Co.	PFD	824348106	63	930	SH	Sole
State Street Corp.	COM	857477103	87	1930	SH	Sole
Sterling Bank Cap Trust III 8.3 Pfd	PFD	85915Q206	8	325	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	92	1350	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	54	1420	SH	Sole
Toronto Dominion Bank	COM	891160509	11	150	SH	Sole
Total SA ADR	ADR	89151E109	19	330	SH	Sole
Tullow Oil PLC	COM	015008907	19	1000	SH	Sole
Urstadt Biddle Properties A	COM	917286205	48	3050	SH	Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD	917286502	8	325	SH	Sole
Vornado Realty Trust 6.625 Pfd I	PFD	929042877	9	400	SH	Sole
Weingarten Realty Investors 6.50 Pfd F	PFD	948741889	9	400	SH	Sole
Zion Cap Trust 8 Pfd B	PFD	989703202	9	350	SH	Sole